Description of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
A.	Description of Business and Basis of Presentation

Organization

KemPharm, Inc. (the “Company”) is a specialty pharmaceutical company focused on the discovery and development of proprietary prodrugs to treat serious medical conditions through its proprietary Ligand Activated Therapy (“LAT®”) technology. The Company utilizes its proprietary LAT technology to generate improved prodrug versions of U.S. Food and Drug Administration (the “FDA”) approved drugs as well as to generate prodrug versions of existing compounds that may have applications for new disease indications. The Company’s prodrug product candidate pipeline is focused on the high need areas of attention deficit hyperactivity disorder (“ADHD”) and stimulant use disorder (“SUD”). The Company’s co-lead clinical development candidates for the treatment of ADHD, KP415 and KP484, are both based on a prodrug of d-methylphenidate, but have differing duration/effect profiles. In addition, the Company has received FDA approval for APADAZ®, an immediate-release combination product containing benzhydrocodone, a prodrug of hydrocodone, and acetaminophen.

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and related notes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included in the accompanying financial statements. Operating results for the three and nine months ended September 30, 2020 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2020.

This interim information should be read in conjunction with the audited financial statements included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2019, filed with the Securities and Exchange Commission (“SEC”) on February 28, 2020, as amended on April 8, 2020 (the “Annual Report”).

Reverse Stock Split

On December 23, 2020, the Company completed a one-for-sixteen reverse stock split (the “Reverse Stock Split”), which reduced the number of shares of the Company’s common stock that were issued and outstanding immediately prior to the effectiveness of the Reverse Stock Split. The number of shares of the Company’s authorized common stock was not affected by the Reverse Stock Split and the par value of the Company’s common stock remained unchanged at $0.0001 per share. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who otherwise held fractional shares of the Company’s common stock as a result of the Reverse Stock Split will receive a cash payment in lieu of such fractional shares. Except where disclosed, all amounts related to number of shares and per share amounts have been retroactively restated in these unaudited condensed financial statements.

Going Concern

The unaudited condensed financial statements have been prepared on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company has experienced recurring negative operating cash flows and has a stockholders’ deficit and net working capital (current assets less current liabilities) deficit, and its existing cash and cash equivalents and restricted cash are not sufficient to fund the Company’s operating expenses and capital expenditure requirements for at least one year from the date these unaudited condensed financial statements are issued. Various internal and external factors will affect whether and when product candidates become approved drugs and how significant the market share of those approved products will be. The length of time and cost of developing and commercializing these product and product candidates and/or failure of them at any stage of the drug approval or commercialization process will materially affect the Company’s financial condition and future operations. In order to continue as a going concern, the Company will need additional financing to fund its operations. The perception of the Company’s inability to continue as a going concern may make it more difficult to obtain financing for the continuation of operations and could result in the loss of confidence by investors, suppliers and employees. Adequate additional financing may not be available to the Company on acceptable terms, or at all.

Management believes these conditions raise substantial doubt about the Company’s ability to continue as a going concern within the twelve months after the date these unaudited condensed financial statements are issued. Based upon the Company’s current operating plan and projected revenues, the Company believes its cash resources, including the funds received through the Payroll Protection Program (“PPP”) (discussed below) will be sufficient to fund operating expense and capital investment requirements past the potential March 2, 2021 Prescription Drug User Fee Act (“PDUFA”) date for the KP415 New Drug Application (“NDA”) and up to the debt maturity date of March 31, 2021. The ability to continue as a going concern is dependent upon profitable future operations, positive cash flows, the forbearance of the Company’s lenders and additional financing. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management intends to finance operating costs over the next twelve months with existing cash and cash equivalents and restricted cash, as well as anticipated payments arising from the Company’s license agreements and additional revenues received through consulting fee arrangements.

In March 2020, the World Health Organization declared the outbreak of COVID-19, a novel strain of Coronavirus, a global pandemic. This outbreak is causing major disruptions to businesses and markets worldwide as the virus spreads. The Company cannot predict what the long-term effects of this pandemic and the resulting economic disruptions may have on the Company’s liquidity and results of operations. The extent of the effect of the COVID-19 pandemic on the Company’s liquidity and results of operations will depend on a number future developments, including the duration, spread and intensity of the pandemic, and governmental, regulatory and private sector responses, all of which are uncertain and difficult to predict. The COVID-19 pandemic may make it more difficult for the Company to enroll patients in any future clinical trials or cause delays in the regulatory approval of the Company’s product candidates, including causing potential delay of the FDA’s review of the Company’s KP415 NDA. A portion of the Company’s projected revenue is based upon the achievement of milestones in the KP415 License Agreement (as defined below) associated with regulatory matters that may be impacted by the COVID-19 pandemic. As a result, the Company cannot predict what, if any, impact that the COVID-19 pandemic may have on the Company’s ability to achieve these milestones. The economic uncertainty surrounding the COVID-19 pandemic may also dramatically reduce the Company’s ability to secure debt or equity financing necessary to support the Company’s operations. The Company is unable to currently estimate the financial effect of the pandemic. If the pandemic continues to be a severe worldwide crisis, it could have a material adverse effect on the Company’s business, results of operations, financial condition, and cash flows. The financial statements do not reflect any adjustments as a result of the COVID-19 pandemic.

On April 23, 2020 the Company received proceeds of $0.8 million from a loan (the “PPP Loan”) under the PPP of the recently enacted Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), a portion of which may be forgiven, which the Company used to retain current employees, maintain payroll and make lease and utility payments. The PPP Loan matures on April 23, 2022 and bears annual interest at a rate of 1.0%. Payments of principal and interest on the PPP Loan were originally deferred for the first six months of the PPP Loan term. Thereafter, the Company would have been required to pay the lender equal monthly payments of principal and interest. Refer to Note C for a further discussion of the PPP Loan.

Entry into Prior Purchase Agreement

In February 2019, the Company entered into a purchase agreement (the “Prior Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”) which provided that, upon the terms and subject to the conditions and limitations set forth therein, the Company previously could sell to Lincoln Park up to $15.0 million of shares of common stock from time to time over the 36-month term of the Prior Purchase Agreement, and upon execution of the Prior Purchase Agreement the Company issued an additional 7,512 shares of common stock to Lincoln Park as commitment shares in accordance with the closing conditions within the Prior Purchase Agreement. Concurrently with entering into the Prior Purchase Agreement, the Company also entered into a registration rights agreement with Lincoln Park (the “Prior Registration Rights Agreement”) pursuant to which the Company agreed to register the sale of the shares of common stock that have been and may be issued to Lincoln Park under the Prior Purchase Agreement pursuant to the Company’s existing shelf registration statement on Form S-3 or a new registration statement. The Prior Purchase Agreement was terminated in February 2020 in connection with entering into the Current Purchase Agreement (discussed below). Prior to the termination of the Prior Purchase Agreement, the Company sold 212,579 shares of common stock to Lincoln Park (exclusive of the 7,512 commitment shares) under the Prior Purchase Agreement for approximately $5.4 million in gross proceeds.

Entry into Current Purchase Agreement

In February 2020, the Company entered into a purchase agreement (the “Current Purchase Agreement”) with Lincoln Park which provides that, upon the terms and subject to the conditions and limitations set forth therein, the Company may sell to Lincoln Park up to $4.0 million of shares of common stock from time to time over the 12-month term of the Current Purchase Agreement, and upon execution of the Current Purchase Agreement the Company issued an additional 19,289 shares of common stock to Lincoln Park as commitment shares in accordance with the closing conditions within the Current Purchase Agreement. Concurrently with entering into the Current Purchase Agreement, the Company also entered into a registration rights agreement with Lincoln Park (the “Current Registration Rights Agreement”) pursuant to which the Company agreed to register the sale of the shares of common stock that have been and may be issued to Lincoln Park under the Current Purchase Agreement pursuant to the Company’s existing shelf registration statement on Form S-3 or a new registration statement. In May 2020, the Company reached the maximum allowable shares to be issued under the Current Registration Statement of 579,260 shares (inclusive of the 19,289 commitment shares) as defined in Section 2(f)(i) of the Current Purchase Agreement and therefore cannot issue additional shares under the Current Purchase Agreement. As of September 30, 2020, the Company has sold 559,971 shares of common stock to Lincoln Park (exclusive of the 19,289 commitment shares) under the Current Purchase Agreement for approximately $2.3 million in gross proceeds.

Entry into APADAZ License Agreement

In October 2018, the Company entered into a Collaboration and License Agreement (the “APADAZ License Agreement”) with KVK Tech, Inc. (“KVK”) pursuant to which we have granted an exclusive license to KVK to conduct regulatory activities for, manufacture and commercialize APADAZ in the United States.

Pursuant to the APADAZ License Agreement, KVK agreed to pay the Company certain payments and cost reimbursements of an estimated $3.4 million, which includes a payment of $2.0 million within 10 days of the achievement of a specified milestone related to the initial formulary adoption of APADAZ (the “Initial Adoption Milestone”). In addition, KVK has agreed to make additional payments to the Company upon the achievement of specified sales milestones of up to $53.0 million in the aggregate. Further, the Company and KVK will share the quarterly net profits of APADAZ by KVK in the United States at specified tiered percentages, ranging from the Company receiving 30% to 50% of net profits, based on the amount of net sales on a rolling four quarter basis. The Company is responsible for a portion of commercialization and regulatory expenses for APADAZ until the Initial Adoption Milestone is achieved, after which KVK will be responsible for all expenses incurred in connection with commercialization and maintaining regulatory approval in the United States.

The APADAZ License Agreement will terminate on the later of the date that all of the patent rights for APADAZ have expired in the United States or KVK’s cessation of commercialization of APADAZ in the United States. KVK may terminate the APADAZ License Agreement upon 90 days written notice if a regulatory authority in the United States orders KVK to stop sales of APADAZ due to a safety concern. In addition, after the third anniversary of the APADAZ License Agreement, KVK may terminate the APADAZ License Agreement without cause upon 18 months prior written notice. The Company may terminate the APADAZ License Agreement if KVK stops conducting regulatory activities for or commercializing APADAZ in the United States for a period of six months, subject to specified exceptions, or if KVK or its affiliates challenge the validity, enforceability or scope of any licensed patent under the APADAZ License Agreement. Both parties may terminate the APADAZ License Agreement (i) upon a material breach of the APADAZ License Agreement, subject to a 30-day cure period, (ii) if the other party encounters bankruptcy or insolvency or (iii) if the Initial Adoption Milestone is not achieved. Upon termination, all licenses and other rights granted by the Company to KVK pursuant to the APADAZ License Agreement would revert to the Company.

The APADAZ License Agreement also established a joint steering committee, which monitors progress of the commercialization of APADAZ.

Entry into KP415 License Agreement

In September 2019, the Company entered into a Collaboration and License Agreement (the “KP415 License Agreement”) with Commave Therapeutics SA, an affiliate of Gurnet Point Capital (“Commave”). Under the KP415 License Agreement, the Company granted to Commave an exclusive, worldwide license to develop, manufacture and commercialize the Company’s product candidates containing serdexmethylphenidate (“SDX”) and d-methylphenidate (“d-MPH”), including KP415, KP484, and, at the option of Commave, KP879, KP922 or any other product candidate developed by the Company containing SDX and developed to treat ADHD or any other central nervous system disorder (the “Additional Product Candidates” and, collectively with KP415 and KP484, the “Licensed Product Candidates”). Pursuant to the KP415 License Agreement, Commave (i) paid the Company an upfront payment of $10.0 million; (ii) agreed to pay milestone payments of up to $63.0 million upon the occurrence of specified regulatory milestones related to the KP415 and KP484; (iii) agreed to pay additional payments of up to $420.0 million upon the achievement of specified U.S. sales milestones; and (iv) has agreed to pay the Company quarterly, tiered royalty payments ranging from a percentage in the high single digits to the mid-twenties of Net Sales (as defined in the KP415 License Agreement) in the United States and a percentage in the low to mid-single digits of Net Sales in each country outside the United States, in each case subject to specified reductions under certain conditions as described in the KP415 License Agreement. Commave is obligated to make such royalty payments on a product-by-product basis until expiration of the Royalty Term (as defined in the KP415 License Agreement) for the applicable product.

In May 2020, the FDA accepted the Company’s NDA for KP415. Per the KP415 License Agreement, the Company received a regulatory milestone payment of $5.0 million following the FDA’s acceptance of the KP415 NDA.

Commave has also agreed to be responsible and reimburse the Company for all of development, commercialization and regulatory expenses for the Licensed Product Candidates, subject to certain limitations as set forth in the KP415 License Agreement.

The KP415 License Agreement also established a joint steering committee, which monitors progress of the development of both KP415 and KP484. Subject to the oversight of the joint steering committee, the Company otherwise retains all responsibility for the conduct of all regulatory activities required to obtain new drug application approval of KP415 and KP484; provided that Commave shall be the sponsor of any clinical trials conducted by the Company on behalf of Commave.

In accordance with the terms of the Company’s March 20, 2012 Termination Agreement with Aquestive Therapeutics (formerly known as MonoSol Rx, LLC), Aquestive Therapeutics has the right to receive an amount equal to 10% of any royalty or milestone payments made to the Company related to KP415, KP484 or KP879 under the KP415 License Agreement.

A.	Description of Business and Basis of Presentation

Organization

KemPharm, Inc. (the “Company”) is a specialty pharmaceutical company focused on the discovery and development of proprietary prodrugs to treat serious medical conditions through its proprietary Ligand Activated Therapy (“LAT™”) technology. The Company utilizes its proprietary LAT technology to generate improved prodrug versions of U.S. Food and Drug Administration (the “FDA”) approved drugs as well as to generate prodrug versions of existing compounds that may have applications for new disease indications. The Company’s product candidate pipeline is focused on the high need areas of attention deficit hyperactivity disorder (“ADHD”) and stimulant use disorder (“SUD”). The Company’s clinical product candidates for the treatment of ADHD include KP415 and KP484, and the Company’s preclinical product candidate for the treatment of SUD includes KP879. The Company was formed and incorporated in Iowa in October 2006 and reorganized in Delaware in May 2014.

Reverse Stock Split

On December 23, 2020, the Company completed a one-for-sixteen reverse stock split (the “Reverse Stock Split”), which reduced the number of shares of the Company’s common stock that were issued and outstanding immediately prior to the effectiveness of the Reverse Stock Split. The number of shares of the Company’s authorized common stock was not affected by the Reverse Stock Split and the par value of the Company’s common stock remained unchanged at $0.0001 per share. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who otherwise held fractional shares of the Company’s common stock as a result of the Reverse Stock Split will receive a cash payment in lieu of such fractional shares. Except where disclosed, all amounts related to number of shares and per share amounts have been retroactively restated in these financial statements.

Going Concern

The financial statements have been prepared on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company has experienced recurring negative operating cash flows and has a stockholders’ deficit, and its existing cash and cash equivalents and restricted cash are not sufficient to fund the Company’s operating expenses and capital expenditure requirements for at least one year from date these financial statements are issued. Various internal and external factors will affect whether and when product candidates become approved drugs and how significant the market share of those approved products will be. The length of time and cost of developing and commercializing these product and product candidates and/or failure of them at any stage of the drug approval or commercialization process will materially affect the Company’s financial condition and future operations. The Company’s ability to continue as a going concern will likely need additional financing to fund its operations. The perception of the Company’s inability to continue as a going concern may make it more difficult to obtain financing for the continuation of operations and could result in the loss of confidence by investors, suppliers and employees. Adequate additional financing may not be available to the Company on acceptable terms, or at all.

Management believes these conditions raise substantial doubt about the Company’s ability to continue as a going concern within the twelve months after the date these financial statements are issued. Based upon the Company’s current operating plan and projected revenue, the Company believes its cash resources will be sufficient to fund operating expense and capital investment requirements into, but not through, the first quarter of 2021. A significant portion of the Company’s projected revenue is based upon the achievement of milestones in the KP415 and APADAZ license agreements. Certain of the milestones are associated with regulatory matters that are outside the control of the Company and the Company does not have a history of achieving milestones in their license agreements. If revenues are not as the Company projects, the Company believes its existing resources are sufficient to fund its current operations into but not through the third quarter of 2020. The ability to continue as a going concern is dependent upon profitable future operations, positive cash flows, the forbearance of the Company’s lenders and additional financing. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management intends to finance operating costs over the next twelve months with existing cash and cash equivalents and restricted cash, as well as anticipated payments arising from the Company’s license agreements and additional financing through the Company’s active registration statement on Form S-3 covering the sale of up to $150.0 million of the Company’s common stock, preferred stock, and debt and/or warrants, if available (the “Current Registration Statement”). In October 2019, the Company filed a registration on Form S-3 covering the sale of up to $80.0 million of the Company’s common stock, preferred stock, and debt and/or warrants (the “Replacement Registration Statement”). Once the Replacement Registration Statement is declared effective by the SEC, the Company will no longer make any sales under the Current Registration Statement.

After the Company files this Annual Report on Form 10-K for the fiscal year ended December 31, 2019 (the “Annual Report”), in order to issue securities under the Current Registration Statement or the Replacement Registration Statement, once effective, it must rely on Instruction I.B.6. of Form S-3, which imposes a limitation on the maximum amount of securities that the Company may sell pursuant to the registration statements during any twelve-month period. At the time it sells securities pursuant to the applicable registration statement, the amount of securities to be sold plus the amount of any securities it has sold during the prior twelve months in reliance on Instruction I.B.6. may not exceed one-third of the aggregate market value of its outstanding common stock held by non-affiliates as of a day during the 60 days immediately preceding such sale, as computed in accordance with Instruction I.B.6. As of filing this Annual Report, based on this calculation, the amount of securities the Company is able to sell under a registration statement on Form S-3 is approximately $10.9 million, of which the Company (i) has filed a prospectus supplement to register approximately $4.0 million for sales under the Purchase Agreement (as defined below); and (ii) has previously sold an aggregate of $5.7 million of shares of common stock in prior offering on Form S-3 in the previous 12 months. Based on this calculation, the Company expects it will be unable to sell additional securities beyond those amounts pursuant to the Current Registration Statement or the Replacement Registration Statement, once effective, in the near term, unless and until the market value of its outstanding common stock held by non-affiliates increases significantly. In addition, under the terms of the Purchase Agreement, stockholder approval may be required to access a portion of the amounts available under the Purchase Agreement. As of December 31, 2019, the Company has sold 212,579 shares of common stock registered under the Current Registration Statement for approximately $5.4 million in gross proceeds under the Prior Purchase Agreement.

Entry into First ATM Agreement

In October 2016, the Company entered into a Common Stock Sales Agreement (the “First ATM Agreement”) with Cowen and Company, LLC (“Cowen”). The First ATM Agreement was terminated in September 2018. Prior to termination of the First ATM Agreement, the Company sold an aggregate of 47,638 shares of common stock under the First ATM Agreement resulting in gross proceeds to the Company of $4.9 million. The Company paid Cowen a commission of up to three percent (3.0%) of the gross sales proceeds for such sales of common stock. Pursuant to the terms of the First ATM Agreement, specified obligations of the parties, including the Company’s indemnification obligations to Cowen, survive the termination of the First ATM Agreement.

Entry into Second ATM Agreement

In September 2018, the Company entered into a Common Stock Sales Agreement (the “Second ATM Agreement”) with RBC Capital Markets, LLC (“RBCCM”) under which the Company may offer and sell, from time to time, in its sole discretion, shares of common stock having an aggregate offering price of up to $50,000,000 through RBCCM as its sales agent. The Company’s registration statement on Form S-3 contemplated under the Second ATM Agreement was declared effective by the SEC on October 17, 2016. The registration statement on Form S-3 includes a prospectus supplement covering the offering of up to $50,000,000 of shares of common stock in accordance with the Second ATM Agreement. In March 2019, the Company filed an updated prospectus supplement regarding the Second ATM Agreement covering the offering of up to $3.2 million of shares of common stock in order to be in compliance with Instruction I.B.6 of Form S-3. In February 2020, the Company terminated this offering. As of December 31, 2019, the Company has not sold any shares of common stock under the Second ATM Agreement.

Underwritten Public Offering

In October 2018, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with RBCCM, pursuant to which, on October 10, 2018, the Company sold 520,833 shares of common stock of the Company in an underwritten public offering pursuant to the Company’s registration statement on Form S-3, filed with the SEC on October 17, 2016, and a related prospectus and prospectus supplement, filed with the SEC on October 17, 2016 and October 5, 2018, respectively. The offering price to the public was $48.00 per share. The Company’s net proceeds from the offering were approximately $23.1 million, after deducting underwriting discounts and commissions and estimated offering expenses.

Entry into Prior Purchase Agreement

In February 2019, the Company entered into a purchase agreement (the “Prior Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”) which provided that, upon the terms and subject to the conditions and limitations set forth therein, the Company previously could sell to Lincoln Park up to $15.0 million of shares of common stock from time to time over the 36-month term of the Prior Purchase Agreement, and upon execution of the Prior Purchase Agreement the Company issued an additional 7,512 shares of common stock to Lincoln Park as commitment shares in accordance with the closing conditions within the Prior Purchase Agreement. Concurrently with entering into the Prior Purchase Agreement, the Company also entered into a registration rights agreement with Lincoln Park pursuant to which the Company agreed to register the sale of the shares of common stock that have been and may be issued to Lincoln Park under the Prior Purchase Agreement pursuant to the Company’s existing shelf registration statement on Form S-3 or a new registration statement. As of December 31, 2019, the Company has sold 212,579 shares of common stock to Lincoln Park under the Prior Purchase Agreement for approximately $5.4 million in gross proceeds. In February 2020, and in connection with entering into the Purchase Agreement (see discussion below), the Company terminated the Prior Purchase Agreement.

Entry into APADAZ License Agreement

In October 2018, the Company entered into a Collaboration and License Agreement (the “APADAZ License Agreement”) with KVK Tech, Inc. (“KVK”) pursuant to which we have granted an exclusive license to KVK to conduct regulatory activities for, manufacture and commercialize APADAZ in the United States.

Pursuant to the APADAZ License Agreement, KVK agreed to pay the Company certain payments and cost reimbursements of an estimated $3.4 million, which includes a payment of $2.0 million within 10 days of the achievement of a specified milestone related to the initial formulary adoption of APADAZ (the “Initial Adoption Milestone”). In addition, KVK has agreed to make additional payments to the Company upon the achievement of specified sales milestones of up to $53.0 million in the aggregate. Further, the Company and KVK will share the quarterly net profits of APADAZ by KVK in the United States at specified tiered percentages, ranging from the Company receiving 30% to 50% of net profits, based on the amount of net sales on a rolling four quarter basis. The Company is responsible for a portion of commercialization and regulatory expenses for APADAZ until the Initial Adoption Milestone is achieved, after which KVK will be responsible for all expenses incurred in connection with commercialization and maintaining regulatory approval in the United States.

The APADAZ License Agreement will terminate on the later of the date that all of the patent rights for APADAZ have expired in the United States or KVK’s cessation of commercialization of APADAZ in the United States. KVK may terminate the APADAZ License Agreement upon 90 days written notice if a regulatory authority in the United States orders KVK to stop sales of APADAZ due to a safety concern. In addition, after the third anniversary of the APADAZ License Agreement, KVK may terminate the APADAZ License Agreement without cause upon 18 months prior written notice. The Company may terminate the APADAZ License Agreement if KVK stops conducting regulatory activities for or commercializing APADAZ in the United States for a period of six months, subject to specified exceptions, or if KVK or its affiliates challenge the validity, enforceability or scope of any licensed patent under the APADAZ License Agreement. Both parties may terminate the APADAZ License Agreement (i) upon a material breach of the APADAZ License Agreement, subject to a 30-day cure period, (ii) the other party encounters bankruptcy or insolvency or (iii) if the Initial Adoption Milestone is not achieved. Upon termination, all licenses and other rights granted by the Company to KVK pursuant to the APADAZ License Agreement would revert to the Company.

The APADAZ License Agreement also established a joint steering committee, which monitors progress of the commercialization of APADAZ.

Entry into KP415 License Agreement

In September 2019, the Company entered into a Collaboration and License Agreement (the “KP415 License Agreement”) with Commave Therapeutics SA, an affiliate of Gurnet Point Capital (“Commave”). Under the KP415 License Agreement, the Company granted to Commave an exclusive, worldwide license to develop, manufacture and commercialize the Company’s product candidates containing serdexmethylphenidate (“SDX”) and d-methylphenidate (“d-MPH”), including KP415, KP484, and, at the option of Commave, KP879, KP922 or any other product candidate developed by the Company containing SDX and developed to treat ADHD or any other central nervous system disorder (the “Additional Product Candidates” and, collectively with KP415 and KP484, the “Licensed Product Candidates”). Pursuant to the KP415 License Agreement, Commave (i) paid the Company an upfront payment of $10.0 million; (ii) agreed to pay milestone payments of up to $63.0 million upon the occurrence of specified regulatory milestones related to the KP415 and KP484; (iii) agreed to pay additional payments of up to $420.0 million upon the achievement of specified U.S. sales milestones; and (iv) has agreed to pay the Company quarterly, tiered royalty payments ranging from a percentage in the high single digits to the mid-twenties of Net Sales (as defined in the KP415 License Agreement) in the United States and a percentage in the low to mid-single digits of Net Sales in each country outside the United States, in each case subject to specified reductions under certain conditions as described in the KP415 License Agreement. Commave is obligated to make such royalty payments on a product-by-product basis until expiration of the Royalty Term (as defined in the KP415 License Agreement) for the applicable product.

Commave has also agreed to be responsible and reimburse the Company for all of development, commercialization and regulatory expenses for the Licensed Product Candidates, subject to certain limitations as set forth in the KP415 License Agreement.

The KP415 License Agreement also established a joint steering committee, which monitors progress of the development of both KP415 and KP484. Subject to the oversight of the joint steering committee, the Company otherwise retains all responsibility for the conduct of all regulatory activities required to obtain new drug application approval of KP415 and KP484; provided that Commave shall be the sponsor of any clinical trials conducted by the Company on behalf of Commave.

In accordance with the terms of the Company’s March 20, 2012 Termination Agreement with Aquestive Therapeutics (formerly known as MonoSol Rx, LLC), Aquestive Therapeutics has the right to receive an amount equal to 10% of any royalty or milestone payments made to the Company related to KP415, KP484 or KP879 under the KP415 License Agreement.

Entry into Purchase Agreement

In February 2020, the Company entered into a purchase agreement with Lincoln Park (the “Purchase Agreement”), which provided that, upon the terms and subject to the conditions and limitations set forth therein, the Company may sell to Lincoln Park up to $4.0 million of shares of its common stock, from time to time over the 12-month term of the Purchase Agreement, and upon execution of the Purchase Agreement the Company issued an additional 19,289 shares of its common stock to Lincoln Park as commitment shares in accordance with the closing conditions contained within the Purchase Agreement. Concurrently with entering into the Purchase Agreement, the Company also entered into a registration rights agreement with Lincoln Park, pursuant to which the Company agreed to register the sale of the shares of its common stock that have been and may be issued to Lincoln Park under the Purchase Agreement pursuant to the Company’s existing shelf registration statement on Form S-3 or a new registration statement.